Interest in an equity-accounted investee (Tables)	12 Months Ended
Jun. 30, 2022
Interest in an equity-accounted investee.
Summary of summarized financial information of the equity-accounted investee adjusted for any differences in accounting policies, and reconciled to the carrying amounts in the consolidated financial statements

RMB’000
Gross amounts of YGF Investment
Current assets (Note ii)	1,416,584
Non-current assets	1,781,081
Current liabilities (Note i)	1,437,355
Equity (Note ii)	1,760,310
Revenue	—
Net loss and total comprehensive loss for the period ended June 30, 2021	(19,690)

Reconciled to the Group’s interest in the equity-accounted investee
Net assets of the equity-accounted investee	1,760,310
Group’s effective interest	20%
Carrying amount in the consolidated financial statements	352,062

Notes:

(i)	The balance includes a loan of RMB319,930,000 from a fellow subsidiary of YGF MC Limited, which was guaranteed by the Controlling Shareholders.

(ii)

YGF MC Limited is required to invest RMB1,424,000,000 for its 80% equity interest in YGF Investment, of which RMB422,949,000 had been paid in cash as of June 30, 2021. The unpaid balance of RMB1,001,051,000 was recorded in equity in the financial statements of YGF Investment, with the corresponding receivable included in current assets.